Item 4 and Item 5

Agreed Upon Procedures Report

Bluegreen Corporation
BXG Receivables Note Trust 2016-A

February 26, 2016

Grant Thornton LLP

200 S Orange Avenue, Suite 2050

Orlando, FL 32801-3410

T 407.481.5100

F 407.481.5190

GrantThornton.com

linkd.in/GrantThorntonUS

twitter.com/GrantThorntonUS

Bluegreen Corporation

4960 Conference Way North, Suite 100

Boca Raton, Florida 33431

BB&T Capital Markets, a Division of BB&T Securities, LLC

1133 Avenue of the Americas, 27th Floor

New York, New York 10036

Barclays Capital Inc.

745 Seventh Avenue

New York, New York 10019

Re:	BXG Receivables Note Trust 2016-A (the “Trust”) and
Timeshare Loan-Backed Notes, Series 2016-A, Class A & B (the “Notes”)

INDEPENDENT ACCOUNTANTS REPORT ON APPLYING AGREED-UPON PROCEDURES

To Bluegreen Corporation, BB&T Capital Markets, and Barclays Capital Inc.:

We have performed the procedures enumerated below, which were agreed to by the above-named addressees (the “Addressees”) solely to assist you with procedures performed in connection with the issuance of Timeshare Loan-Backed Notes, Series 2016-A, Class A & B (the “Notes”) by BXG Receivables Note Trust 2016-A (the “Trust”). The Addressees are responsible for the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Addressees of this report. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Bluegreen Corporation (the “Company”) advised us that the Notes are expected to:

a)	Be issued by the Trust,
b)	Be offered pursuant to the Trust’s Confidential Offering Circular and
c)	Be backed by a pool of timeshare loans (the “Timeshare Loans”).

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

The procedures we performed and our findings are as follows:

  We obtained an electronic data file for a population of timeshare loans as of January 15, 2016 provided by the Company (the “Electronic Data File”). The Company has indicated this population of timeshare loans was derived from the Company’s LSAMS Timeshare Loan Servicing System (“LSAMS”).
  From the Electronic Data File, we made a selection of 110 timeshare loans (the “Sample Loans”).
  For each of the Sample Loans listed in Exhibit 1, we compared the characteristics listed in Exhibit 2 (the “Sample Characteristics”) as shown on the Electronic Data File with the corresponding information in the copies of the Company documents (the “Source Documents”) of the related Sample Loan File (the “Loan File”) provided by the Company. When more than one Source Document was available for a Sample Characteristic, we used the highest priority Source Document that we located in the Loan File.

We identified four Sample Loans [REDACTED], [REDACTED], [REDACTED] and [REDACTED] where the obligor state of residence noted in the Electronic Data File did not agree to the Source Documents listed in Exhibit 2. For each of these Sample Loans, we agreed the address noted in the Electronic Data File to the postal service change in address notification.

We noted that the Company has not obtained a FICO score for timeshare loans with owners who reside outside of the United States or who do not have credit history. This procedure was only performed for those Sample Loans which had a FICO Score within the Electronic Data File. For Sample Loans that reside outside of the United Sates, the obligor country and origination date per the Purchase Agreement was compared to the Electronic Data File. Listed below are the Sample Loans that were associated with foreign timeshare loan owners or did not have an original FICO score.

Other Loans
Foreign	Without
Accounts	FICO Score

[REDACTED]	[REDACTED]
[REDACTED]
[REDACTED]

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Except for the instances noted above, all such Sample Characteristics as shown in the Electronic Data File were in agreement with the Source Documents.
  For each of the Sample Loans, we recalculated the remaining term as provided on the Electronic Data File by obtaining the original term and origination date per the Purchase Agreement and comparing that term to the Electronic Data File as of January 15, 2016. We noted no exceptions.

We were not engaged to and did not conduct an examination or review, the objective of which is the expression of opinion or limited assurance on the accuracy of the Company’s timeshare loan servicing system or the completeness of the Company’s timeshare loan documents. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Addressees and is not intended to be and should not be used by anyone other than these specified parties.

Orlando, Florida

February 26, 2016

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Exhibit 1 – Sample Loans (Refer to Procedure 2)

Sample Loans

Account Number	Account Number	Account Number	Account Number	Account Number

[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]

Exhibit 2 – List of Sample Characteristics and Source Documents (Refer to Procedure 3)

Sample Characteristics	Source Documents

Original Principal Balance	Promissory Note, Purchase Agreement
Current Principal Balance	LSAMS
Remaining Term	Re-calculated field
Coupon Rate	Promissory Note, Purchase Agreement
Obligor State	Promissory Note, Purchase Agreement
Obligor Country	Promissory Note, Purchase Agreement
Resort Name	Promissory Note, Purchase Agreement
Original Term	Promissory Note, Purchase Agreement
Days Delinquent	LSAMS
FICO Score	LSAMS
Origination Date	Promissory Note
Purchase Price	Purchase Agreement, Owner Beneficiary Agreement
Extension	Extension Agreement